Condensed Statements of Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Common Stock
Stock issuance costs	$ 2.6
Series A Redeemable Convertible Preferred Stock
Stock issuance costs		$ 0.1	$ 0.1	$ 0.1	$ 0.1
Series A Convertible Preferred Stock
Stock issuance costs	0.1
Series B Convertible Preferred Stock
Stock issuance costs	$ 0.4